Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Summary of Account Receivable

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	152,868	165,254	23,276
Allowance for credit losses	(42,914)	(38,396)	(5,408)

	109,954	126,858	17,868

Summary of Movement in the Allowances for Doubtful Accounts
The movements in the allowances for doubtful accounts and credit losses were as follows:

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Balance at the beginning of the year	24,215	39,166	42,914	6,044
Adoption of ASC 326	11,358	—	—	—
Provisions/(Reversals)	3,593	3,748	(4,518)	(636)

Balance at the end of the year	39,166	42,914	38,396	5,408